Related Party Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Loan
8.	Related Party Loan

On August 22, 2018, the Company entered into a $38.6 million senior secured promissory note, as amended (the “Senior Secured Loan”) with a unit holder of Parent that bears interest at a stated rate of 12% per year. Interest payments on the Senior Secured Loan are due quarterly and were based on the division of the Senior Secured Loan into two tranches: a $22.5 million tranche (“Tranche A”) that requires cash interest payments and; a $16.1 million tranche (“Tranche B”) that provides for payments in kind (“PIK”) through the addition of accrued interest to the principal balance.

The Senior Secured Loan included an up-front fee to the lender of $3.5 million, treated as an original issue discount, payment of $0.1 million in legal fees and the deposit of $1.9 million for future payments of Tranche A interest. The effective interest rate on the Senior Secured Loan, after consideration of up-front and legal fees, is approximately 19%. The balance of the Senior Secured Loan, presented in the accompanying consolidated balance sheets net of debt discount and issuance costs, is $41.8 million at December 31, 2019. The Company paid the remaining outstanding balance and accrued interest on July 31, 2020 to settle the obligation with respect to the Senior Secured Loan.

For the nine months ended September 30, 2019 and 2020, interest expense totaled $4.1 million and $3.8 million, respectively, which consisted of cash interest, PIK interest and amortization of the debt discount.

9.	Related Party Loans

On December 7, 2018, the Company received proceeds under a $12 million uncollateralized demand promissory note with a company controlled by a unit holder of Parent. The note bore interest based on the Company’s internal cost of capital plus 1.35% and was fully repaid by the Company, including accrued interest expense of $27 thousand on December 21, 2018.

On August 22, 2018, the Company entered into a $38.6 million senior secured promissory note (the “Senior Secured Loan”) with a unit holder of Parent that bears interest at a stated rate of 12% per year, is collateralized by 100% of the common stock in ATI Investment and was originally due on February 22, 2020 but extended as described in Note 18 - Subsequent Events. Interest payments on the Senior Secured Loan are due quarterly and are based on the division of the Senior Secured Loan into two tranches: a $22.5 million tranche (“Tranche A”) that requires cash interest payments and; a $16.1 million tranche (“Tranche B”) that provides for payments in kind (“PIK”) through the addition of accrued interest to the principal balance.

The Senior Secured Loan included an up-front fee to the lender of $3.5 million, treated as an original issue discount, payment of $0.1 million in legal fees and the deposit of $1.9 million for future payments of Tranche A interest. The effective interest rate on the Senior Secured Loan, after consideration of up-front and legal fees, is approximately 19%. The balance of the Senior Secured Loan, presented in the accompanying consolidated balance sheets net of debt discount and issuance costs, is $36.6 million and $41.8 million at December 31, 2018 and 2019, respectively.

The Senior Secured Loan is subject to the restrictive covenants included in the Revolving Loan and Term Loan (see Note 8) and includes prohibitions on incurring additional indebtedness, making equity distributions and receiving equity contributions as described in the senior secured loan agreement.

For the years ended December 31, 2018 and 2019, interest expense totaled $2.6 million and $7.3 million, respectively, which consisted of cash interest, PIK interest and amortization of the debt discount.